Goodwill - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill, net
Goodwill, Impairment loss	$ 99,000	$ 118,000	$ 714,000	$ 99,000	$ 118,000	$ 714,000